QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 22—QUARTERLY FINANCIAL DATA (UNAUDITED)

The following tables set forth selected unaudited quarterly financial information for the quarterly periods in 2017 and 2016 (income per share information reflects the effect of three-to-one reverse stock split of McDermott common stock discussed in Note 19, Earnings per Share):

	For the Quarter Ended
	March 31(1)	June 30(2)	September 30(3)	December 31(4)
2017	(in thousands, except per share data amounts)
Revenues	$519,431	$788,673	$958,531	$718,133
Gross Profit	90,841	138,224	184,621	121,639
Net income	24,195	36,459	92,926	23,635
Net income (loss) attributable to non-controlling interest	2,279	46	(1,775)	(1,881)
Net income attributable to McDermott	21,916	36,413	94,701	25,516
Income per share(5)
Basic	0.27	0.39	1.00	0.28
Diluted	0.23	0.38	0.99	0.27
(1)

The first quarter of 2017 operating results improvement was driven by strong cost management, with significantly lower project costs in our MENA and APAC segments, and improvements in our selling, general and administrative expenses.

(2)

Operating results for the second quarter of 2017 continued to reflect efficient project execution and higher engineering, fabrication and marine activity and improved productivity on multiple projects primarily in our MENA segment.

(3)	Operating results for the third quarter reflect high quality operational performance, while operating with peak levels of utilization in the MENA segment and progressing on the Inpex Ichthys project.
(4)	Operating results for the fourth quarter of 2017 were primarily driven by higher fabrication and marine activity in the MENA segment and installation progress on the Inpex Ichthys project.
(5)	May not tie to the Consolidated Statements of Operations due to rounding.

	For the Quarter Ended
	March 31(1)	June 30(2)	September 30(3)	December 31(4)
2016	(In thousands, except per share data amounts)
Revenues	$729,032	$706,627	$558,543	$641,781
Gross Profit	113,030	111,284	103,113	59,286
Net income (loss)	(2,444)	21,805	16,392	546
Net income (loss) attributable to non-controlling interest	(272)	1,148	284	1,022
Net income (loss) attributable to McDermott	(2,172)	20,657	16,108	(476)
Income (loss) per share(5)
Basic	(0.03)	0.26	0.20	0.00
Diluted	(0.03)	0.22	0.17	0.00
(1)

Net loss for the quarter ended March 31, 2016 was influenced by successful execution and close-out improvements in the NCSA segment and productivity improvements and associated cost savings, primarily in the APAC segment, partially offset by impairment losses on the Agile vessel.

(2)	Net income for the quarter ended June 30, 2016 was influenced by productivity improvements and associated cost savings in the MENA and APAC segments.
(3)

Net income for the quarter ended September 30, 2016 was influenced by productivity improvements and associated cost savings, primarily in the MENA and APAC segments, partially offset by impairment losses on certain marine assets.

(4)

Net loss for the quarter ended December 31, 2016 was primarily due to increase in our estimated costs at completion on our Ichthys project in Australia and an impairment charge on Intermac 600.  Those were partially offset by productivity improvements and associated cost savings, primarily in our MENA segment.

(5)	May not tie to the Consolidated Statements of Operations due to rounding.